Note 1 - Summary of Significant Accounting Policies (Details Textual)	3 Months Ended								12 Months Ended
	Mar. 31, 2020 USD ($) T	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2020 USD ($) T	Mar. 31, 2019 USD ($)	Apr. 01, 2019 USD ($)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	$ 67,417				$ 14,178				$ 67,417	$ 14,178
Inventory Write-down				$ 955,605					955,605
Impairment of Long-Lived Assets Held-for-use									4,338,419	1,723,539
Interest Paid, Including Capitalized Interest, Operating and Investing Activities, Total									5,000	17,500
Income Taxes Paid, Net, Total									261,000	1,846,000
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability									518,616
Scrapping of Old Assets No Longer Used in Operations									4,721,500
Unrecognized Tax Benefits, Ending Balance	0								0
Revenue from Contract with Customer, Including Assessed Tax	$ 32,980,607	$ 28,150,817	$ 39,995,580	$ 40,975,320	42,203,066	$ 43,326,080	$ 53,432,029	$ 48,193,318	$ 142,102,324	$ 187,154,493
Operating Lease, Right-of-Use Asset											$ 63,000
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset											$ 63,000
Trinity Industries, Inc. [Member] | Customer Concentration Risk [Member] | Revenue, Product and Service Benchmark [Member]
Concentration Risk, Percentage									18.00%	21.00%
Mill Reject Pipe [Member]
Inventory, Material Weight (US Ton) | T	26,500								26,500
Revenue from Contract with Customer, Including Assessed Tax									$ 1,471,000	$ 1,617,000
Transfer of Ownership of Life Insurance Policy to Retired Officer [Member]
Other Significant Noncash Transaction, Value of Consideration Given									121,000
Life Insurance Policies Transfer [Member]
Liability, Other Retirement Benefits	$ 99,864				$ 210,257				$ 99,864	$ 210,257